Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2023	2022
	$	$
Cash and cash equivalents held in Canadian dollars	16,857	32,444

Cash and cash equivalents held in U.S. dollars	20,110	54,242
Cash and cash equivalents held in U.S. dollars (Canadian equivalent)	26,597	73,465

Cash held and cash equivalents in Mexican Pesos	16	565
Cash held and cash equivalents in Mexican Pesos (Canadian equivalent)	1	35
Total cash and cash equivalents	43,455	105,944